Stock-Based Compensation - Narrative (Detail) - USD ($)	1 Months Ended							9 Months Ended		12 Months Ended
	Jul. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Jan. 31, 2019	Jun. 30, 2018	Jan. 31, 2018	Aug. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)								30,478,000		80,539,000	66,514,000
Aggregate intrinsic value of stock option awards exercised								$ 33,200,000	$ 1,600,000	$ 5,500,000	$ 1,500,000
Weighted-average grant date fair value of stock options (in USD per share)										$ 1.52	$ 0.75
Unrecognized compensation expense								$ 40,000,000		$ 18,200,000
Unrecognized compensation expense, recognition period								3 years 2 months 12 days		3 years 4 months 24 days
Options granted (in shares)								0		5,016,000	5,996,000
Number of awards granted											5,996,000
Stock-based compensation expense								$ 25,727,000	2,972,000	$ 6,332,000	$ 2,118,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)								15,003,000		17,571,000	15,628,000
Vesting period								4 years
Expiration date								10 years
Service and Market-Based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)					1,402,820	1,402,820
Number of options canceled (in shares)			196,460
Service and Market Based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted				161,250
Service and Market-Based Options and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense								$ 1,900,000
Unrecognized compensation expense, recognition period								2 years 10 months 24 days
Fair value of options granted								$ 800,000		$ 2,400,000
Stock-based compensation expense								600,000	300,000	$ 500,000
Stock-based compensation related to capitalized internal-use software								$ 200,000
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)								736,000		0	1,127,000
Unrecognized compensation expense								$ 6,000,000
Unrecognized compensation expense, recognition period								2 years 10 months 24 days
Number of awards granted				982,301				982,000			1,064,000
Stock-based compensation expense								$ 3,600,000	$ 500,000	$ 600,000	$ 200,000
Restricted stock fair value							$ 2,000,000
Number of awards canceled in award modification										753,546
Grant date fair value of awards issued				$ 9,600,000
Stock-based compensation expense recognized due to immediate vested in award modification										$ 100,000
Vested (in shares)								246,000		373,000	47,000
Number of shares immediately vested in award modification									23,363
Plan modification incremental cost								$ 2,200,000
Service-Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years				4 years
Number of awards granted			982,301	982,301				225,000
Stock-based compensation expense								$ 1,300,000
Performance-Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense									$ 900,000
Unrecognized compensation expense, recognition period									1 year 10 months 24 days
Number of awards granted										1,830,000
Stock-based compensation expense recognized due to immediate vested in award modification		$ 11,900,000
Number of awards replaced in award modification									0	0
RSUs and Performance RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense								$ 13,000,000		$ 0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)								5,147,000		1,827,000	0
Number of awards granted								3,807,000
Stock-based compensation expense								$ 3,800,000
Vested (in shares)				491,151
Restricted Stock Units, Performance RSUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								4 years
Number of awards granted								3,907,000		1,830,000
Stock-based compensation expense								$ 200,000	$ 2,000,000
Vested (in shares)								547,000
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)								890,000		0	0
Unrecognized compensation expense								$ 1,100,000
Unrecognized compensation expense, recognition period								7 months 6 days
Stock-based compensation expense								$ 300,000
Issued in period								0
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation related to capitalized internal-use software								$ 200,000	$ 100,000	$ 200,000	$ 100,000
Vesting Tranche One | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage								25.00%
Vesting Tranche One | Service and Market-Based Options and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Vesting Tranche One | Service-Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								4 years
Vesting percentage								25.00%
Vesting Tranche One | Performance-Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								6 months 1 day
Secondary Transactions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense										$ 2,300,000
Common stock shares sold										2,138,302	605,345
Common stock price										$ 7.4672	$ 1.88
Redeemable convertible Preferred stock sold										57,945
2019 Employee Incentive Plan, Transferred From 2014 and 2008 Stock Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)	21,770,029
2019 Employee Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)	8,004,000
Annual increase in capital shares reserved for future issuance (in shares)	7,120,000
Percentage of outstanding stock maximum	4.00%
2019 Employee Stock Purchase Plan | Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)	890,000
Annual increase in capital shares reserved for future issuance (in shares)	2,670,000
Percentage of outstanding stock maximum	1.00%
Maximum payroll deduction	15.00%
Purchase price of common stock (percent)	85.00%
Maximum number of shares per employee (in shares)	500
Maximum value per employee	$ 12,500
2019 Employee Stock Purchase Plan | Maximum | Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership percentage threshold to participate	5.00%